Cover	Jun. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 08, 2021
Entity File Number	001-37581
Entity Registrant Name	Aclaris Therapeutics, Inc.
Entity Central Index Key	0001557746
Entity Tax Identification Number	46-0571712
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	640 Lee Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	484
Local Phone Number	324-7933
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	ACRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false